SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

The following tables present liabilities measured and recorded at fair value on the Company’s consolidated balance sheets as of September 30, 2023, and December 31, 2022.

	September 30, 2023
	Total	Level 1	Level 2	Level 3
Liability classified warrants	$30,473	$-	$-	$30,473
Total	$30,473	$-	$-	$30,473

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Fair value of convertible note	$4,203,579	$-	$-	$4,203,579
Liability classified warrants	310,346	-	-	310,346
Total	$4,513,925	$-	$-	$4,513,925

The following tables present assets and liabilities measured and recorded at fair value on the Company’s consolidated balance sheet as of December 31, 2022 and 2021. As of December 31, 2021, all contingent put options, associated with the pre-combination convertible notes, were settled upon conversion of the notes at the closing of the Business Combination.

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Fair value of convertible note	$4,203,579	$-	$-	$4,203,579
Liability classified warrants	310,346			310,346
Total	$4,513,925	$-	$-	$4,513,925

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

	December 31, 2021
	Total	Level 1	Level 2	Level 3
Fair value of convertible note	$16,799,837	$-	$-	$16,799,837
Liability classified warrants	3,303,588	-	-	3,303,588
Total	$20,103,425	$-	$-	$20,103,425

SCHEDULE OF CHANGE IN FAIR VALUE OF COMPANY’S LEVEL 3

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the nine months ended September 30, 2023:

	Total	Convertible note	Liability classified warrants
Fair value, December 31, 2022	$4,513,925	$4,203,579	$310,346
Conversions	(3,056,892)	(3,056,892)	-
Cash payments	(415,351)	(415,351)	-
Cash true-up liability	(584,857)	(584,857)	-
Change in fair value	(426,352)	(146,479)	(279,873)
Fair value, September 30, 2023	$30,473	$-	$30,473

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2022:

	For the year ended December 31, 2022
	Total	Convertible note	Liability classified warrants
Fair value, December 31, 2021	$20,103,425	$16,799,837	$3,303,588
Additions, net	12,217,371	8,480,000	3,737,371
Conversions/payments	(18,929,415)	(18,929,415)	-
Loss on issuance of convertible notes	3,609,944	3,609,944	-
Change in fair value	(12,487,400)	(5,756,787)	(6,730,613)
Fair value, December 31, 2022	$4,513,925	$4,203,579	$310,346

SCHEDULE OF REVENUE RECOGNIZATION UNDER GRANTS

The revenue recognized under the MPAR Grant and OUD Grant:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
MPAR	$119,942	$206,290	$1,038,484	$710,761
TAAP/OUD	315,438	73,061	677,004	379,159
Total	$435,380	$279,351	$1,715,488	$1,089,920
The revenue recognized under the MPAR Grant and OUD Grant was as follows:
	Year Ended December 31,
	2022	2021
MPAR	$2,006,885	$2,646,579
TAAP/OUD	516,498	884,620
Total	$2,523,383	$3,531,199

SCHEDULE OF EARNINGS PER SHARE RECONCILIATION

	Year Ended December 31,
	2022	2021
Numerator:
Net income (loss) attributable to common stockholders	$(25,085,496)	$(29,886,851)

Denominator:
Weighted average shares outstanding, basic and diluted	179,925	84,018
Net loss per share attributable to common stockholders, basic and diluted	$(139.42)	$(355.72)

SCHEDULE OF WEIGHTED AVERAGE SHARES OF ANTI-DILUTIVE SECURITIES

The following weighted average shares have been excluded from the calculations of diluted weighted average common shares outstanding because they would have been anti-dilutive:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Stock options	26,354	29,249	26,354	27,378
RSUs	63	4,261	63	3,317
Warrants	4,711,236	87,878	2,876,380	87,878
Convertible notes	-	267,957	-	89,647
Total	4,737,653	389,345	2,902,797	208,220

The following weighted average shares have been excluded from the calculations of diluted weighted average common shares outstanding because they would have been anti-dilutive (the Company has utilized the principal balance outstanding and the end of period conversion price for the Convertible Notes for the purposes of the weighted average share calculation below):

	Year Ended December 31,
	2022	2021
Stock options	26,302	18,742
RSUs	3,772	-
Warrants	138,485	42,807
Convertible Notes	73,326	2,533
Total	241,885	64,082